Acquisition of Aetna - Pro Forma (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Total revenues	$ 243,398	$ 236,000
Income from continuing operations	$ 1,123	$ 6,813
Basic earnings per share from continuing operations attributable to CVS Health (in dollars per share)	$ 0.87	$ 5.25
Diluted earnings (loss) per share from continuing operations attributable to CVS Health (in dollars per share)	$ 0.86	$ 5.21